Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010
Consideration paid, shares issued	149,232,426
Amalgamation gain, transaction expenses	$ 30,749
Amalgamation gain, net of transaction expenses	274
Amalgamation gain	$ 31,023	[1],[2]
Purchase Of Subsidiaries [Member]
Consideration paid, shares issued	34,400,000
Sale of stock, price per share	$ 10.83
Issuance of Equity Interest [Member]
Consideration paid, shares issued	29,800,000
Sale of stock, price per share	$ 13.85

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).